INVESTMENTS IN OPERATING PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 20	12	17
Series 21	6	9
Series 22	20	22
Series 23	15	16
Series 24	18	20
Series 25	11	16
Series 26	39	40
Series 27	15	15
Series 28	24	26
Series 29	21	21
Series 30	17	17
Series 31	26	26
Series 32	15	15
Series 33	8	9
Series 34	14	14
Series 35	11	11
Series 36	11	11
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	20	20
Series 42	22	22
Series 43	23	23
Series 44	10	10
Series 45	30	30
Series 46	15	15

	445	467

During the year ended March 31, 2012 the Fund disposed of twenty two Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2012 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 20	4	1	$852,350	$852,350
Series 21	3	-	118,002	118,002
Series 22	-	2	-	-
Series 23	-	1	-	-
Series 24	2	-	139,151	139,151
Series 25	4	1	1,215,347	1,215,347
Series 26	-	1	44,244	44,244
Series 28	1	1	37,059	37,059
Series 33	1	-	21,566	21,566

Total	15	7	$2,427,719	$2,427,719

During the year ended March 31, 2011 the Fund disposed of twenty four Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2011 is as follows.

		Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

	Series 20	4	-	$921,489	$921,489
	Series 21	-	1	25,729	25,729
	Series 22	3	-	754,900	754,900
	Series 23	4	-	688,724	688,724
	Series 25	3	1	469,513	469,513
	Series 26	3	-	1,451,966	1,451,966
	Series 27	1	-	1,638,582	(682,853)
	Series 30	1	-	151,341	151,341
*	Series 32	1	-	559,998	559,998
	Series 33	1	-	60,000	60,000
	Series 41	1	-	380,726	380,726

	Total	22	2	$7,102,968	$4,781,533

* Series 32 sold its membership interests in Bradley Phase I of Massachusetts LLC, Bradley Phase II of Massachusetts LLC, Byam Village of Massachusetts LLC, Hanover Towers of Massachusetts LLC, Harbor Towers of Massachusetts LLC and Maple Hill of Massachusetts LLC.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2012 and 2011, contributions are payable to operating limited partnerships as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	9,999	9,999
Series 25	-	10,001
Series 26	14,490	14,490
Series 27	10,020	22,861
Series 28	40,968	40,968
Series 29	10,197	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	173,561	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	121,112	121,112
Series 44	254,640	254,640
Series 45	16,724	16,724
Series 46	-	-

	$1,135,980	$1,158,822

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$505,960,745	$6,882,024	$4,113,424

Acquisition costs of operating limited partnerships	34,246,077	862,696	661,389

Cumulative distributions from operating limited partnerships	(3,327,345)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Cumulative losses from operating limited partnerships	(277,960,509)	(6,062,418)	(4,555,218)

Investments in operating limited partnerships per balance sheet	26,489,050	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(3,297,940)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,409,848)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,482,646	86,256	236,024

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(80,780,371)	(2,885,315)	(2,808,604)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,442,934	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	232,429,918	1,648,785	197,154

Other	(2,651,838)	(23,926)	(162,615)

Equity per operating limited partnerships’ combined financial statements	$170,704,551	$(1,166,302)	$(2,538,041)

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$9,924,845	$12,936,474	$9,867,638

Acquisition costs of operating limited partnerships	1,338,598	1,923,419	1,362,093

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(94,006)

Cumulative impairment loss in investments in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Cumulative losses from operating limited partnerships	(7,232,296)	(7,118,442)	(7,505,490)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(249,133)	(62,597)	(267,328)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,435	49,191	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,966,027)	(2,695,647)	(3,600,661)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,764	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	3,958,929	7,715,907	3,630,235

Other	(252,672)	(69,448)	98,321

Equity per operating limited partnerships’ combined financial statements	$(1,895,063)	$4,960,726	$(26,977)

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,003,919	$23,641,935	$14,004,581

Acquisition costs of operating limited partnerships	1,152,325	3,329,810	2,051,185

Cumulative distributions from operating limited partnerships	(144,838)	(166,720)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Cumulative losses from operating limited partnerships	(3,731,163)	(15,593,186)	(9,094,540)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(51,732)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(66,355)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	50,739	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(604,305)	(6,132,941)	(2,165,786)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,215	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	5,280,243	11,211,839	6,900,647

Other	(120,856)	(420,929)	(134,230)

Equity per operating limited partnerships’ combined financial statements	$4,508,949	$4,821,838	$4,251,980

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,819,918	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	3,934,751	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(570,203)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Cumulative losses from operating limited partnerships	(13,191,446)	(21,562,823)	(9,803,953)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	111,234	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,807,444)	(5,819,395)	(4,313,907)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,993,020	10,929,833	6,597,720

Other	(292,910)	(94,881)	3,707

Equity per operating limited partnerships’ combined financial statements	$13,165,526	$4,533,064	$1,924,306

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$14,744,596

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Cumulative losses from operating limited partnerships	(17,677,587)	(18,674,278)	(6,998,752)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,956,178)	(4,297,514)	(1,478,719)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,609,298	14,759,194	9,065,379

Other	(322,661)	370,500	(20,139)

Equity per operating limited partnerships’ combined financial statements	$9,354,217	$9,294,156	$7,229,544

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Cumulative losses from operating limited partnerships	(16,623,710)	(11,383,095)	(7,488,051)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,533,477)	(2,177,825)	(3,663,065)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,558,475	12,350,565	7,658,323

Other	(197,594)	(23,145)	(49,225)

Equity per operating limited partnerships’ combined financial statements	$3,499,636	$10,227,612	$3,932,612

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(525,869)	(217,157)

Cumulative impairment loss in investments in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Cumulative losses from operating limited partnerships	(9,608,646)	(7,853,907)	(8,968,731)

Investments in operating limited partnerships per balance sheet	-	30,033	127,952

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,463,441)	(2,734,822)	(2,674,914)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,613,319	10,442,358	7,386,007

Other	21,909	(185,915)	(64,084)

Equity per operating limited partnerships’ combined financial statements	$5,320,232	$7,611,115	$5,054,180

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(53,111)	(62,791)

Cumulative impairment loss in investments in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Cumulative losses from operating limited partnerships	(8,542,420)	(9,996,032)	(9,120,125)

Investments in operating limited partnerships per balance sheet	307,320	892,598	1,676,228

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(219,933)	(1,415,040)	(1,218,759)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,436,808	6,398,746	8,918,705

Other	(153,941)	(227,795)	(82,231)

Equity per operating limited partnerships’ combined financial statements	$10,423,893	$5,615,751	$8,874,110

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(241,623)	(37,726)	(212,482)

Cumulative impairment loss in investments in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Cumulative losses from operating limited partnerships	(12,790,153)	(9,823,329)	(11,027,978)

Investments in operating limited partnerships per balance sheet	4,021,942	2,365,868	8,228,807

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,039,866)	(2,851,078)	(255,708)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	9,563,330	7,156,290	9,980,277

Other	(56,511)	(129,676)	(40,079)

Equity per operating limited partnerships’ combined financial statements	$11,345,730	$6,286,014	$17,812,316

The Fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(83,492)

Cumulative impairment loss in investments in operating limited partnerships	(7,468,532)

Cumulative losses from operating limited partnerships	(5,932,740)

Investments in operating limited partnerships per balance sheet	8,838,302

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	7,468,532

Other	(20,812)

Equity per operating limited partnerships’ combined financial statements	$16,283,427

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$535,997,243	$13,968,992	$5,810,495

Acquisition costs of operating limited partnerships	38,607,209	1,867,122	926,155

Cumulative distributions from operating limited partnerships	(3,157,011)	(39,171)	(23,970)

Cumulative impairment loss in investments in operating limited partnerships	(227,774,198)	(4,628,785)	(558,938)

Cumulative losses from operating limited partnerships	(296,442,027)	(11,168,158)	(6,153,742)

Investments in operating limited partnerships per balance sheet	47,231,216	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(3,314,827)	-	-

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,745,848)	(58,253)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,934,902	159,224	351,701

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(69,799,719)	(4,390,990)	(3,194,073)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,647,827	93,268	14,958

Cumulative impairment loss in investments in operating limited partnerships	227,774,198	4,628,785	558,938

Other	(2,621,766)	(41,573)	(46,953)

Equity per operating limited partnerships’ combined financial statements	$198,105,983	$390,461	$(2,315,429)

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$14,885,856	$17,217,528	$12,091,171

Acquisition costs of operating limited partnerships	2,052,168	2,539,187	1,686,157

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(116,661)

Cumulative impairment loss in investments in operating limited partnerships	(5,199,302)	(9,088,660)	(4,342,280)

Cumulative losses from operating limited partnerships	(11,666,504)	(10,642,511)	(9,318,387)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(258,235)	(62,597)	(406,662)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	192,813	148,731	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,943,983)	(3,329,750)	(3,647,829)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	107,392	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	5,199,302	9,088,660	4,342,280

Other	(246,993)	(69,436)	52,967

Equity per operating limited partnerships’ combined financial statements	$(1,431,063)	$5,798,928	$453,212

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$13,833,721	$24,396,440	$14,004,581

Acquisition costs of operating limited partnerships	2,018,536	3,440,871	2,051,185

Cumulative distributions from operating limited partnerships	(235,378)	(178,995)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(7,580,319)	(11,189,730)	(6,874,310)

Cumulative losses from operating limited partnerships	(8,036,560)	(16,468,586)	(9,120,877)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(68,619)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(195,666)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	93,998	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,523,117)	(5,096,582)	(1,850,649)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,152	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	7,580,319	11,189,730	6,874,310

Other	(449,038)	(268,291)	(115,513)

Equity per operating limited partnerships’ combined financial statements	$1,461,029	$5,988,726	$4,559,497

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$28,566,056	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	4,191,674	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(578,942)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(17,807,948)	(10,917,337)	(6,586,053)

Cumulative losses from operating limited partnerships	(14,370,840)	(21,575,319)	(9,815,620)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	129,668	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,211,713)	(5,003,158)	(3,614,190)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	17,807,948	10,917,337	6,586,053

Other	(254,372)	(84,208)	9,630

Equity per operating limited partnerships’ combined financial statements	$14,633,157	$5,347,478	$2,618,279

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$16,201,012

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,554,163

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,337,400)	(14,747,021)	(10,148,264)

Cumulative losses from operating limited partnerships	(17,917,709)	(18,633,657)	(7,576,626)

Investments in operating limited partnerships per balance sheet	31,776	52,794	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,506,357)	(2,827,815)	(846,730)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,337,400	14,747,021	10,148,264

Other	(324,850)	371,828	(14,426)

Equity per operating limited partnerships’ combined financial statements	$10,561,727	$10,805,804	$8,950,131

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(112,542)

Cumulative impairment loss in investments in operating limited partnerships	(11,515,855)	(12,335,090)	(7,631,014)

Cumulative losses from operating limited partnerships	(16,666,330)	(11,305,079)	(7,461,312)

Investments in operating limited partnerships per balance sheet	-	93,491	57,706

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,024,334)	(1,402,962)	(2,991,705)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,515,855	12,335,090	7,631,014

Other	(156,910)	(20,063)	(37,618)

Equity per operating limited partnerships’ combined financial statements	$5,006,843	$11,083,573	$4,645,976

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(198,866)	(455,853)	(201,869)

Cumulative impairment loss in investments in operating limited partnerships	(8,573,117)	(9,674,189)	(6,518,542)

Cumulative losses from operating limited partnerships	(9,616,027)	(7,722,602)	(8,601,270)

Investments in operating limited partnerships per balance sheet	36,479	999,523	1,378,166

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,790,131)	(26,361)	(24,870)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,573,117	9,674,189	6,518,542

Other	74,240	(206,103)	(73,018)

Equity per operating limited partnerships’ combined financial statements	$7,042,150	$10,500,709	$8,078,039

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(40,800)	(26,241)

Cumulative impairment loss in investments in operating limited partnerships	(8,603,775)	(5,210,063)	(7,344,121)

Cumulative losses from operating limited partnerships	(8,191,698)	(9,278,040)	(8,666,686)

Investments in operating limited partnerships per balance sheet	2,491,075	2,811,584	3,740,801

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(97,664)	(688,361)	(822,137)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	8,603,775	5,210,063	7,344,121

Other	(171,528)	(231,438)	(82,015)

Equity per operating limited partnerships’ combined financial statements	$10,879,297	$7,069,090	$9,760,937

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(165,487)	(32,647)	(164,606)

Cumulative impairment loss in investments in operating limited partnerships	(7,522,774)	(5,000,278)	(7,418,185)

Cumulative losses from operating limited partnerships	(12,315,639)	(9,145,185)	(9,779,983)

Investments in operating limited partnerships per balance sheet	6,613,148	5,205,103	12,086,770

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,578,414)	(2,154,981)	(210,863)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	7,522,774	5,000,278	7,418,185

Other	(71,078)	(125,328)	(36,689)

Equity per operating limited partnerships’ combined financial statements	$12,343,265	$7,669,682	$19,156,422

The Fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(42,338)

Cumulative impairment loss in investments in operating limited partnerships	(5,420,848)

Cumulative losses from operating limited partnerships	(5,227,080)

Investments in operating limited partnerships per balance sheet	11,632,800

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	5,420,848

Other	(2,990)

Equity per operating limited partnerships’ combined financial statements	$17,048,063

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,046,340,087	$11,310,309	$8,604,705
Land	100,304,748	843,313	1,494,930
Other assets	116,539,941	2,057,707	935,635

	$1,263,184,776	$14,211,329	$11,035,270

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$878,138,430	$13,459,193	$10,367,311
Accounts payable and accrued expenses	40,712,629	338,837	580,881
Other liabilities	141,147,438	1,181,714	3,310,444

	1,059,998,497	14,979,744	14,258,636
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	170,704,551	(1,166,302)	(2,538,041)
Other partners	32,481,728	397,887	(685,325)

	203,186,279	(768,415)	(3,223,366)

	$1,263,184,776	$14,211,329	$11,035,270

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,360,763	$24,798,213	$21,710,245
Land	2,208,056	2,399,594	2,967,555
Other assets	3,899,292	4,583,381	2,851,603

	$26,468,111	$31,781,188	$27,529,403

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,641,967	$19,059,600	$20,503,893
Accounts payable and accrued expenses	1,120,734	3,571,654	1,240,450
Other liabilities	2,415,269	4,334,626	4,731,230

	28,177,970	26,965,880	26,475,573
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,895,063)	4,960,726	(26,977)
Other partners	185,204	(145,418)	1,080,807

	(1,709,859)	4,815,308	1,053,830

	$26,468,111	$31,781,188	$27,529,403

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,279,264	$45,301,842	$39,234,050
Land	1,660,408	4,007,128	4,755,394
Other assets	2,185,002	7,079,790	4,908,152

	$16,124,674	$56,388,760	$48,897,596

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,272,889	$42,454,341	$33,046,630
Accounts payable and accrued expenses	121,539	3,488,144	1,018,185
Other liabilities	244,914	5,357,118	7,304,198

	10,639,342	51,299,603	41,369,013
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,508,949	4,821,838	4,251,980
Other partners	976,383	267,319	3,276,603

	5,485,332	5,089,157	7,528,583

	$16,124,674	$56,388,760	$48,897,596

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,710,623	$40,703,968	$25,554,946
Land	4,990,798	2,816,806	1,748,946
Other assets	5,369,814	5,202,949	2,976,534

	$54,071,235	$48,723,723	$30,280,426

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,564,738	$36,913,384	$22,991,726
Accounts payable and accrued expenses	1,727,332	1,715,580	1,222,069
Other liabilities	3,438,796	6,087,562	6,351,090

	39,730,866	44,716,526	30,564,885
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,165,526	4,533,064	1,924,306
Other partners	1,174,843	(525,867)	(2,208,765)

	14,340,369	4,007,197	(284,459)

	$54,071,235	$48,723,723	$30,280,426

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$47,416,838	$44,658,505	$35,691,325
Land	4,222,958	2,921,802	3,784,552
Other assets	6,802,237	4,745,901	3,617,933

	$58,442,033	$52,326,208	$43,093,810

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,265,758	$32,551,306	$25,540,259
Accounts payable and accrued expenses	1,148,813	3,123,046	1,134,224
Other liabilities	5,801,934	3,690,437	3,329,817

	51,216,505	39,364,789	30,004,300
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,354,217	9,294,156	7,229,544
Other partners	(2,128,689)	3,667,263	5,859,966

	7,225,528	12,961,419	13,089,510

	$58,442,033	$52,326,208	$43,093,810

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,419,956	$40,272,987	$35,374,277
Land	4,885,556	3,734,936	2,791,180
Other assets	5,144,360	3,202,711	3,451,519

	$52,449,872	$47,210,634	$41,616,976

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,618,431	$23,437,862	$35,203,607
Accounts payable and accrued expenses	2,384,077	1,051,430	1,535,878
Other liabilities	8,088,849	8,800,338	3,421,533

	52,091,357	33,289,630	40,161,018
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,499,636	10,227,612	3,932,612
Other partners	(3,141,121)	3,693,392	(2,476,654)

	358,515	13,921,004	1,455,958

	$52,449,872	$47,210,634	$41,616,976

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,594,643	$23,362,052	$19,012,564
Land	2,423,561	1,581,706	1,238,488
Other assets	2,895,188	2,378,237	2,048,079

	$39,913,392	$27,321,995	$22,299,131

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,494,169	$17,038,108	$13,637,045
Accounts payable and accrued expenses	2,450,990	279,581	374,667
Other liabilities	4,818,637	2,610,565	2,628,147

	35,763,796	19,928,254	16,639,859
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,320,232	7,611,115	5,054,180
Other partners	(1,170,636)	(217,374)	605,092

	4,149,596	7,393,741	5,659,272

	$39,913,392	$27,321,995	$22,299,131

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,697,944	$68,623,409	$63,737,104
Land	5,081,041	8,000,805	7,582,655
Other assets	5,001,611	6,937,279	6,786,134

	$66,780,596	$83,561,493	$78,105,893

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,232,526	$62,163,827	$50,820,530
Accounts payable and accrued expenses	1,758,019	1,219,169	2,697,281
Other liabilities	7,372,571	9,099,604	9,693,262

	55,363,116	72,482,600	63,211,073
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,423,893	5,615,751	8,874,110
Other partners	993,587	5,463,142	6,020,710

	11,417,480	11,078,893	14,894,820

	$66,780,596	$83,561,493	$78,105,893

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$62,443,837	$60,696,928	$75,011,299
Land	6,704,151	6,053,669	7,041,701
Other assets	5,178,687	4,805,514	7,548,750

	$74,326,675	$71,556,111	$89,601,750

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$48,698,072	$56,048,250	$58,515,541
Accounts payable and accrued expenses	1,800,994	1,191,979	1,925,285
Other liabilities	8,119,955	9,350,701	6,453,974

	58,619,021	66,590,930	66,894,800
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,345,730	6,286,014	17,812,316
Other partners	4,361,924	(1,320,833)	4,894,634

	15,707,654	4,965,181	22,706,950

	$74,326,675	$71,556,111	$89,601,750

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,757,491
Land	2,363,059
Other assets	3,945,942

$49,066,492

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,597,467
Accounts payable and accrued expenses	491,791
Other liabilities	3,110,153

29,199,411
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,283,427
Other partners	3,583,654

19,867,081

$49,066,492

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,185,687,649	$25,124,099	$12,573,978
Land	107,878,238	2,301,401	1,564,465
Other assets	125,763,940	3,939,342	1,339,339

	$1,419,329,827	$31,364,842	$15,477,782

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$973,660,765	$27,391,263	$13,743,168
Accounts payable and accrued expenses	50,030,427	3,296,298	368,966
Other liabilities	156,608,277	2,414,689	4,895,151

	1,180,299,469	33,102,250	19,007,285
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	198,105,983	390,461	(2,315,429)
Other partners	40,924,375	(2,127,869)	(1,214,074)

	239,030,358	(1,737,408)	(3,529,503)

	$1,419,329,827	$31,364,842	$15,477,782

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,833,434	$35,513,204	$34,821,594
Land	3,835,556	3,257,094	3,511,379
Other assets	4,642,328	4,735,110	4,702,520

	$45,311,318	$43,505,408	$43,035,493

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,713,625	$28,718,509	$34,679,699
Accounts payable and accrued expenses	4,283,298	6,827,958	2,071,965
Other liabilities	8,457,697	5,255,633	5,608,560

	52,454,620	40,802,100	42,360,224
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,431,063)	5,798,928	453,212
Other partners	(5,712,239)	(3,095,620)	222,057

	(7,143,302)	2,703,308	675,269

	$45,311,318	$43,505,408	$43,035,493

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$33,893,768	$48,128,940	$41,359,165
Land	2,818,519	4,051,128	4,755,394
Other assets	7,294,012	7,829,086	4,807,064

	$44,006,299	$60,009,154	$50,921,623

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$32,300,851	$44,598,830	$33,944,244
Accounts payable and accrued expenses	1,438,326	3,132,628	899,978
Other liabilities	7,353,164	4,972,900	7,687,836

	41,092,341	52,704,358	42,532,058
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,461,029	5,988,726	4,559,497
Other partners	1,452,929	1,316,070	3,830,068

	2,913,958	7,304,796	8,389,565

	$44,006,299	$60,009,154	$50,921,623

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$50,735,714	$43,309,464	$26,706,428
Land	5,523,586	2,816,806	1,752,595
Other assets	5,472,783	4,712,537	2,860,867

	$61,732,083	$50,838,807	$31,319,890

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,039,612	$37,406,351	$23,394,240
Accounts payable and accrued expenses	1,733,586	1,615,951	1,302,025
Other liabilities	4,011,012	6,191,718	5,839,205

	44,784,210	45,214,020	30,535,470
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,633,157	5,347,478	2,618,279
Other partners	2,314,716	277,309	(1,833,859)

	16,947,873	5,624,787	784,420

	$61,732,083	$50,838,807	$31,319,890

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$49,808,667	$47,048,702	$39,281,460
Land	4,222,958	2,921,802	3,885,940
Other assets	6,598,358	4,551,429	2,822,154

	$60,629,983	$54,521,933	$45,989,554

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,946,969	$32,929,213	$26,859,214
Accounts payable and accrued expenses	1,211,715	2,735,257	964,451
Other liabilities	5,366,501	3,585,418	2,703,499

	51,525,185	39,249,888	30,527,164
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,561,727	10,805,804	8,950,131
Other partners	(1,456,929)	4,466,241	6,512,259

	9,104,798	15,272,045	15,462,390

	$60,629,983	$54,521,933	$45,989,554

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,477,752	$41,990,764	$37,160,857
Land	4,889,205	3,734,936	2,791,180
Other assets	4,569,409	3,432,760	3,484,781

	$53,936,366	$49,158,460	$43,436,818

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$42,392,025	$24,089,220	$35,285,812
Accounts payable and accrued expenses	2,204,398	1,131,698	1,531,936
Other liabilities	6,774,142	8,651,223	3,472,678

	51,370,565	33,872,141	40,290,426
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,006,843	11,083,573	4,645,976
Other partners	(2,441,042)	4,202,746	(1,499,584)

	2,565,801	15,286,319	3,146,392

	$53,936,366	$49,158,460	$43,436,818

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,574,721	$28,656,496	$24,194,294
Land	2,423,561	2,144,257	1,801,039
Other assets	3,147,033	2,369,434	2,036,394

	$42,145,315	$33,170,187	$28,031,727

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,829,074	$17,351,630	$13,848,504
Accounts payable and accrued expenses	2,887,318	286,902	461,998
Other liabilities	3,550,056	2,276,469	2,292,990

	35,266,448	19,915,001	16,603,492
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,042,150	10,500,709	8,078,039
Other partners	(163,283)	2,754,477	3,350,196

	6,878,867	13,255,186	11,428,235

	$42,145,315	$33,170,187	$28,031,727

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,104,464	$71,403,042	$66,308,765
Land	5,081,041	8,000,805	7,582,655
Other assets	4,285,734	6,618,473	7,467,044

	$68,471,239	$86,022,320	$81,358,464

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,032,390	$62,397,070	$51,224,552
Accounts payable and accrued expenses	1,141,307	1,002,078	2,836,413
Other liabilities	7,533,612	9,801,587	10,804,124

	55,707,309	73,200,735	64,865,089
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,879,297	7,069,090	9,760,937
Other partners	1,884,633	5,752,495	6,732,438

	12,763,930	12,821,585	16,493,375

	$68,471,239	$86,022,320	$81,358,464

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$65,112,203	$63,454,771	$77,907,950
Land	6,704,151	6,053,669	7,041,701
Other assets	5,587,394	5,069,036	7,470,856

	$77,403,748	$74,577,476	$92,420,507

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,354,891	$56,620,220	$59,529,863
Accounts payable and accrued expenses	1,931,924	801,385	1,496,592
Other liabilities	8,307,853	9,799,333	5,873,721

	59,594,668	67,220,938	66,900,176
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,343,265	7,669,682	19,156,422
Other partners	5,465,815	(313,144)	6,363,909

	17,809,080	7,356,538	25,520,331

	$77,403,748	$74,577,476	$92,420,507

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,202,953
Land	2,411,415
Other assets	3,918,663

$50,533,031

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$26,039,726
Accounts payable and accrued expenses	434,076
Other liabilities	3,127,506

29,601,308
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	17,048,063
Other partners	3,883,660

20,931,723

$50,533,031

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$191,296,302	$2,916,300	$1,974,411
Interest and other	7,126,499	223,648	48,885

	198,422,801	3,139,948	2,023,296
Expenses
Interest	45,119,323	526,025	840,853
Depreciation and amortization	58,636,237	829,789	403,340
Taxes and insurance	23,542,550	355,527	252,450
Repairs and maintenance	34,350,100	796,901	296,525
Operating expenses	69,919,589	1,137,224	607,046
Impairment loss	8,943,450	-	-
Other expenses	4,804,439	82,862	65,398

	245,315,688	3,728,328	2,465,612

NET LOSS	$(46,892,887)	$(588,380)	$(442,316)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(27,864,777)	$(536,012)	$(156,402)

Net income (loss) allocated to other partners	$(19,028,110)	$(52,368)	$(285,914)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$4,584,586	$5,284,459	$5,258,834
Interest and other	142,774	158,925	107,865

	4,727,360	5,443,384	5,366,699
Expenses
Interest	1,032,388	918,357	999,872
Depreciation and amortization	1,395,580	1,413,208	1,473,502
Taxes and insurance	659,210	752,522	551,541
Repairs and maintenance	1,113,229	1,078,779	1,056,079
Operating expenses	1,533,706	1,939,456	2,028,526
Impairment loss	-	-	-
Other expenses	124,089	102,839	114,339

	5,858,202	6,205,161	6,223,859

NET LOSS	$(1,130,842)	$(761,777)	$(857,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(588,334)	$(402,596)	$(469,351)

Net income (loss) allocated to other partners	$(542,508)	$(359,181)	$(387,809)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$2,840,686	$9,464,501	$8,045,997
Interest and other	108,326	338,854	126,875

	2,949,012	9,803,355	8,172,872
Expenses
Interest	517,436	1,743,058	1,776,720
Depreciation and amortization	691,949	2,652,080	2,263,469
Taxes and insurance	250,117	1,236,877	877,222
Repairs and maintenance	645,159	1,782,077	1,421,445
Operating expenses	948,328	3,670,932	2,266,652
Impairment loss	-	-	-
Other expenses	65,073	416,429	308,889

	3,118,062	11,501,453	8,914,397

NET LOSS	$(169,050)	$(1,698,098)	$(741,525)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(169,546)	$(1,187,293)	$(331,280)

Net income (loss) allocated to other partners	$496	$(510,805)	$(410,245)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,796,227	$7,939,853	$6,082,283
Interest and other	188,444	252,162	140,105

	9,984,671	8,192,015	6,222,388
Expenses
Interest	1,677,421	1,622,262	1,076,260
Depreciation and amortization	2,535,821	2,596,632	1,326,964
Taxes and insurance	1,150,763	977,864	700,260
Repairs and maintenance	1,748,050	1,258,157	1,139,734
Operating expenses	3,306,723	3,244,054	2,958,679
Impairment loss	-	-	-
Other expenses	325,843	133,546	69,134

	10,744,621	9,832,515	7,271,031

NET LOSS	$(759,950)	$(1,640,500)	$(1,048,643)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(968,689)	$(949,962)	$(739,185)

Net income (loss) allocated to other partners	$208,739	$(690,538)	$(309,458)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,522,615	$7,423,588	$6,043,351
Interest and other	315,949	265,008	238,200

	10,838,564	7,688,596	6,281,551
Expenses
Interest	1,572,080	1,662,947	1,231,737
Depreciation and amortization	2,964,375	2,773,264	2,134,558
Taxes and insurance	1,529,770	998,676	755,605
Repairs and maintenance	1,708,364	1,281,979	765,345
Operating expenses	3,998,230	2,779,822	2,876,474
Impairment loss	-	-	-
Other expenses	617,388	493,689	180,297

	12,390,207	9,990,377	7,944,016

NET LOSS	$(1,551,643)	$(2,301,781)	$(1,662,465)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,464,658)	$(1,533,272)	$(631,989)

Net income (loss) allocated to other partners	$(86,985)	$(768,509)	$(1,030,476)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$8,250,797	$6,722,880	$6,794,417
Interest and other	308,720	227,868	260,109

	8,559,517	6,950,748	7,054,526
Expenses
Interest	1,602,936	1,636,416	1,693,494
Depreciation and amortization	2,701,625	2,152,629	1,991,880
Taxes and insurance	1,166,464	857,401	687,006
Repairs and maintenance	1,110,341	1,103,918	1,600,477
Operating expenses	4,017,066	2,466,632	2,382,957
Impairment loss	-	-	-
Other expenses	99,834	83,655	121,461

	10,698,266	8,300,651	8,477,275

NET LOSS	$(2,138,749)	$(1,349,903)	$(1,422,749)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,509,143)	$(852,880)	$(734,104)

Net income (loss) allocated to other partners	$(629,606)	$(497,023)	$(688,645)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,807,108	$4,409,070	$3,457,171
Interest and other	227,725	189,388	327,190

	6,034,833	4,598,458	3,784,361
Expenses
Interest	1,125,812	1,042,183	794,491
Depreciation and amortization	2,155,796	1,470,446	1,354,639
Taxes and insurance	916,970	546,194	416,808
Repairs and maintenance	969,136	779,093	605,553
Operating expenses	3,091,071	1,745,583	1,624,265
Impairment loss	-	4,471,725	4,471,725
Other expenses	100,289	132,825	170,129

	8,359,074	10,188,049	9,437,610

NET LOSS	$(2,324,241)	$(5,589,591)	$(5,653,249)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,706,131)	$(2,839,766)	$(3,017,505)

Net income (loss) allocated to other partners	$(618,110)	$(2,749,825)	$(2,635,744)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,685,423	$11,751,328	$11,193,581
Interest and other	696,997	521,986	333,681

	10,382,420	12,273,314	11,527,262
Expenses
Interest	3,272,846	3,860,958	3,056,584
Depreciation and amortization	2,564,853	3,875,892	3,977,746
Taxes and insurance	1,337,434	1,392,140	1,147,772
Repairs and maintenance	1,456,627	1,985,781	2,057,577
Operating expenses	2,762,748	2,862,936	3,476,514
Impairment loss	-	-	-
Other expenses	73,125	141,077	259,896

	11,467,633	14,118,784	13,976,089

NET LOSS	$(1,085,213)	$(1,845,470)	$(2,448,827)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(472,991)	$(1,444,671)	$(850,067)

Net income (loss) allocated to other partners	$(612,222)	$(400,799)	$(1,598,760)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,364,550	$9,169,133	$10,842,982
Interest and other	413,614	285,490	349,035

	9,778,164	9,454,623	11,192,017
Expenses
Interest	2,461,670	3,256,640	2,673,689
Depreciation and amortization	3,143,748	2,918,920	3,358,204
Taxes and insurance	917,458	966,510	1,415,554
Repairs and maintenance	1,729,245	1,546,000	2,138,921
Operating expenses	3,309,603	2,972,811	3,971,103
Impairment loss	-	-	-
Other expenses	170,855	114,131	190,487

	11,732,579	11,775,012	13,747,958

NET LOSS	$(1,954,415)	$(2,320,389)	$(2,555,941)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(935,966)	$(1,374,242)	$(1,293,082)

Net income (loss) allocated to other partners	$(1,018,449)	$(946,147)	$(1,262,859)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,670,171
Interest and other	328,676

5,998,847
Expenses
Interest	1,444,188
Depreciation and amortization	1,515,328
Taxes and insurance	726,435
Repairs and maintenance	1,175,608
Operating expenses	1,940,448
Impairment loss	-
Other expenses	46,860

6,848,867

NET LOSS	$(850,020)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(705,660)

Net income (loss) allocated to other partners	$(144,360)

*	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$209,506,387	$6,655,926	$2,774,509
Interest and other	10,339,600	369,383	284,245

	219,845,987	7,025,309	3,058,754
Expenses
Interest	50,990,441	1,432,943	829,865
Depreciation and amortization	63,484,077	1,762,641	580,099
Taxes and insurance	25,689,604	986,551	346,274
Repairs and maintenance	39,469,516	1,671,974	377,595
Operating expenses	74,028,107	2,697,706	873,151
Impairment loss	9,872,594	-	318,421
Other expenses	6,391,341	123,809	58,190

	269,925,680	8,675,624	3,383,595

NET LOSS	$(50,079,693)	$(1,650,315)	$(324,841)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(31,290,410)	$(1,252,420)	$(102,473)

Net income (loss) allocated to other partners	$(18,789,283)	$(397,895)	$(222,368)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$7,692,274	$6,813,571	$8,760,211
Interest and other	1,386,783	1,325,800	94,297

	9,079,057	8,139,371	8,854,508
Expenses
Interest	1,981,473	1,592,101	1,950,195
Depreciation and amortization	2,280,689	1,806,350	2,451,974
Taxes and insurance	1,211,341	1,003,284	1,023,903
Repairs and maintenance	2,243,815	1,649,980	1,513,795
Operating expenses	2,782,724	2,753,490	2,625,669
Impairment loss	318,421	-	-
Other expenses	229,953	165,871	137,285

	11,048,416	8,971,076	9,702,821

NET LOSS	$(1,969,359)	$(831,705)	$(848,313)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(989,220)	$(678,815)	$(662,045)

Net income (loss) allocated to other partners	$(980,139)	$(152,890)	$(186,268)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$11,312,666	$9,637,230	$7,899,859
Interest and other	173,977	363,432	204,686

	11,486,643	10,000,662	8,104,545
Expenses
Interest	2,211,468	1,883,594	1,816,630
Depreciation and amortization	2,337,624	2,751,076	2,198,060
Taxes and insurance	1,328,981	1,200,359	811,271
Repairs and maintenance	2,448,847	1,637,084	1,263,233
Operating expenses	3,384,306	3,747,145	2,288,399
Impairment loss	-	-	-
Other expenses	135,767	221,535	375,519

	11,846,993	11,440,793	8,753,112

NET LOSS	$(360,350)	$(1,440,131)	$(648,567)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(422,773)	$(1,222,762)	$(437,322)

Net income (loss) allocated to other partners	$62,423	$(217,369)	$(211,245)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$10,068,917	$7,518,550	$5,615,784
Interest and other	756,655	297,944	173,993

	10,825,572	7,816,494	5,789,777
Expenses
Interest	1,976,692	1,663,588	1,054,474
Depreciation and amortization	2,884,442	2,578,551	1,573,388
Taxes and insurance	1,224,794	1,038,721	690,829
Repairs and maintenance	2,277,937	1,468,348	1,351,064
Operating expenses	3,552,074	2,885,001	2,862,900
Impairment loss	-	-	4,617,876
Other expenses	253,142	124,045	68,721

	12,169,081	9,758,254	12,219,252

NET LOSS	$(1,343,509)	$(1,941,760)	$(6,429,475)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,133,205)	$(1,674,110)	$(2,673,669)

Net income (loss) allocated to other partners	$(210,304)	$(267,650)	$(3,755,806)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,324,348	$7,283,374	$6,190,431
Interest and other	391,217	363,125	172,983

	10,715,565	7,646,499	6,363,414
Expenses
Interest	1,619,790	1,690,261	1,338,622
Depreciation and amortization	2,973,439	2,769,638	2,248,801
Taxes and insurance	1,367,578	886,114	874,717
Repairs and maintenance	1,771,706	1,177,320	737,824
Operating expenses	4,025,656	2,454,468	2,637,123
Impairment loss	-	-	-
Other expenses	615,270	596,942	147,733

	12,373,439	9,574,743	7,984,820

NET LOSS	$(1,657,874)	$(1,928,244)	$(1,621,406)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,503,190)	$(1,630,428)	$(623,049)

Net income (loss) allocated to other partners	$(154,684)	$(297,816)	$(998,357)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,976,496	$6,521,654	$6,497,548
Interest and other	261,308	264,728	250,280

	8,237,804	6,786,382	6,747,828
Expenses
Interest	1,683,220	1,677,166	1,944,394
Depreciation and amortization	2,932,746	2,122,690	2,092,571
Taxes and insurance	1,059,455	881,807	728,909
Repairs and maintenance	1,126,892	1,193,283	1,453,418
Operating expenses	3,726,980	2,411,003	2,390,309
Impairment loss	4,617,876	-	-
Other expenses	43,500	88,248	125,852

	15,190,669	8,374,197	8,735,453

NET LOSS	$(6,952,865)	$(1,587,815)	$(1,987,625)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(4,728,874)	$(1,031,028)	$(997,844)

Net income (loss) allocated to other partners	$(2,223,991)	$(556,787)	$(989,781)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,888,264	$4,359,775	$3,442,308
Interest and other	240,128	210,350	230,468

	6,128,392	4,570,125	3,672,776
Expenses
Interest	1,130,693	1,051,811	806,041
Depreciation and amortization	2,259,407	1,489,097	1,390,951
Taxes and insurance	880,144	532,561	415,422
Repairs and maintenance	1,014,627	804,237	667,971
Operating expenses	2,689,062	1,618,350	1,592,048
Impairment loss	-	-	-
Other expenses	70,102	121,835	156,570

	8,044,035	5,617,891	5,029,003

NET LOSS	$(1,915,643)	$(1,047,766)	$(1,356,227)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,302,147)	$(590,826)	$(915,239)

Net income (loss) allocated to other partners	$(613,496)	$(456,940)	$(440,988)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,537,135	$11,381,804	$11,019,705
Interest and other	446,290	460,071	362,956

	9,983,425	11,841,875	11,382,661
Expenses
Interest	3,284,466	3,925,334	3,171,669
Depreciation and amortization	2,577,591	3,114,338	3,259,277
Taxes and insurance	1,184,386	1,145,350	976,544
Repairs and maintenance	1,602,393	1,938,268	1,822,173
Operating expenses	2,495,685	2,781,411	3,381,056
Impairment loss	-	-	-
Other expenses	113,376	182,943	248,800

	11,257,897	13,087,644	12,859,519

NET LOSS	$(1,274,472)	$(1,245,769)	$(1,476,858)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(687,084)	$(790,483)	$(470,251)

Net income (loss) allocated to other partners	$(587,388)	$(455,286)	$(1,006,607)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,110,347	$9,027,762	$10,677,269
Interest and other	421,871	263,275	272,207

	9,532,218	9,291,037	10,949,476
Expenses
Interest	2,513,386	2,657,069	2,669,272
Depreciation and amortization	3,185,358	2,977,684	3,347,131
Taxes and insurance	957,622	1,016,430	1,208,737
Repairs and maintenance	1,709,530	1,473,051	1,997,614
Operating expenses	2,927,852	2,970,592	3,585,947
Impairment loss	-	-	-
Other expenses	153,770	1,547,394	236,914

	11,447,518	12,642,220	13,045,615

NET LOSS	$(1,915,300)	$(3,351,183)	$(2,096,139)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(707,961)	$(1,970,421)	$(1,233,312)

Net income (loss) allocated to other partners	$(1,207,339)	$(1,380,762)	$(862,827)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,518,670
Interest and other	297,148

5,815,818
Expenses
Interest	1,434,224
Depreciation and amortization	1,538,464
Taxes and insurance	707,520
Repairs and maintenance	1,075,537
Operating expenses	1,888,000
Impairment loss	-
Other expenses	48,255

6,692,000

NET LOSS	$(876,182)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(859,459)

Net income (loss) allocated to other partners	$(16,723)

*	Amounts include $1,252,420, $102,473, $989,220, $678,815, $662,045, $422,773, $1,222,762, $444,115, $1,133,205, $1,649,715, $2,606,216, $1,659,213, $1,257,030, $510,122, $4,501,804, $421,625, $661,706, $1,073,183, $26,361, $24,870, $85,490, $106,974, $122,644, $290,452, $794,096 and $46,117 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.